Fees Summary	Oct. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,505,000.00
Previously Paid Amount	0.00
Total Fee Amount	565.94
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 565.94
Narrative - Max Aggregate Offering Price	$ 6,505,000.00
Final Prospectus	true